Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2022
Interests In Other Entities [Abstract]
Schedule of movement in the group's investments in associates and joint ventures
(a) An analysis of the movement in the group’s investments in associates and joint ventures is as follows:

	Moët Hennessy £ million	Others £ million	Total £ million
Cost less provisions
At 30 June 2020	3,395	162	3,557
Exchange differences	(228)	(12)	(240)
Additions	—	38	38
Share of profit/(loss) after tax	335	(1)	334
Dividends	(289)	(1)	(290)
Share of movements in other comprehensive income and equity	(85)	—	(85)
Transfer	—	2	2
Impairment charged during the year	—	(8)	(8)
At 30 June 2021	3,128	180	3,308
Exchange differences	48	12	60
Additions	—	65	65
Share of profit/(loss) after tax	425	(8)	417
Dividends	(186)	(4)	(190)
Share of movements in other comprehensive income and equity	(6)	—	(6)
Impairment charged during the year	—	(2)	(2)
At 30 June 2022	3,409	243	3,652
(i)     Investment in associates balance includes loans given to and preference shares invested in associates of £163 million (2021 – £108 million).
(ii)    If certain performance targets are met by associates in the Distill Ventures programme, an additional £22 million (2021 – £33 million) will be invested in those associates.

Schedule of income statement of associates
Income statement information for the three years ended 30 June 2022 and balance sheet information as at 30 June 2022 and 30 June 2021 of Moët Hennessy is as follows:

	2022 £ million	2021 £ million	2020 £ million
Sales	5,553	4,819	4,425
Profit for the year	1,250	985	838
Total comprehensive income	1,269	999	765

Schedule of balance sheet of associates

	2022 £ million	2021 £ million
Non-current assets	5,957	5,320
Current assets	8,447	7,800
Total assets	14,404	13,120
Non-current liabilities	(1,791)	(1,665)
Current liabilities	(2,415)	(2,256)
Total liabilities	(4,206)	(3,921)
Net assets	10,198	9,199
(i) Including acquisition fair value adjustments principally in respect of Moët Hennessy’s brands and translated at £1 = €1.16 (2021 – £1 = €1.17).